Note 15 - Shareholders' Equity (Details Textual)		12 Months Ended
	Oct. 28, 2011 $ / shares shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2017 USD ($)	Jul. 14, 2015 shares
Common Stock, Shares, Outstanding, Ending Balance		7,458,981	7,694,387
Stock Repurchase Program, Number of Shares Authorized to be Repurchased					400,000
Purchase And Retire Percentage Of Shares In Common Stock Outstanding					6.00%
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased		398,400
Stock Repurchased and Retired During Period, Shares		351
Stock Repurchased and Retired During Period, Value | $		$ 1,573	$ 1,557	$ 18,122
Common Stock Dividends, Rights Per Share	1
Minimum Percentage of Stock Owner in Stockholder Protection Rights Agreement	15.00%
Preferred Stock Dividends, Rights Per Share, No Par Value | $ / shares	$ 0
Preferred Stock, Exercise Price | $ / shares	$ 25
Preferred Stock, Number of Votes	1,000
Preferred Stock, Dividend Rate, Common Stock Dividend Amount Multiplier	1,000
Preferred Stock, Redemption Price Per Share | $ / shares	$ 0.0001
Preferred Stock, Capital Shares Reserved for Future Issuance		100,000
Minimum [Member]
Stock Repurchase Program, Period in Force		24 months
Maximum [Member]
Stock Repurchase Program, Period in Force		36 months